CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2026
CONTRACT ASSETS AND CONTRACT LIABILITIES
Schedule of significant changes in the contract assets balances and contract liabilities balances

Significant changes in the contract assets balances during the fiscal years ended June 30, 2026 and 2025 were as follows:

	June 30,
	2026	2025
Beginning Balance	¥141,418	¥236,499
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(141,418)	(236,499)
Contract assets recognized, net of reclassification to receivables	102,690	141,418
Net change in contract assets	(38,728)	(95,081)
Ending Balance	102,690	141,418

Significant changes in the contract liabilities balances during the fiscal years ended June 30, 2026 and 2025 were as follows:

	June 30,
	2026	2025
Beginning Balance	¥337,483	¥130,259
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(60,307)	(119,255)
Cash received in advance and not recognized as revenue	435,186	326,479
Net change in contract liabilities	374,879	207,224
Ending Balance	712,362	337,483